UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007
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Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Trian Fund Management GP, LLC
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Address:   280 Park Avenue, 41st Floor
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           New York, New York 10017
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Form 13F File Number:  028-12040

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:


Name:      Peter W. May
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Title:     Member
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Phone:     212-451-3000
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Signature, Place, and Date of Signing:

        /s/PETER W. MAY            New York, New York             08/13/07
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             [Signature]          [City, State]                   [Date]

Report Type (Check only one.):

    [ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    [   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    [   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   5
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Form 13F Information Table Entry Total:              8
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Form 13F Information Table Value Total:         $ 459,706
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


       No.    Form 13F File Number               Name
       ---    --------------------               -----------------------------

       01     28-11639                           Nelson Peltz

       02     28-11640                           Peter W. May

       03     28-11641                           Edward P. Garden

       04     28-06499                           Sandell Asset Management Corp.

       05     28-12039                           Trian Fund Management, L.P.





                                               FORM 13F INFORMATION TABLE

   COLUMN 1             COLUMN 2      COLUMN 3     COLUMN 4           COLUMN 5        COLUMN 6        COLUMN 7        COLUMN 8
   --------             --------      --------     --------           --------        --------        --------        --------
                                                   VALUE          SHARES/ or SH/PUT/   INVESTMENT     OTHER        VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS    CUSIP       (x$1000)       PRN AMT    PRN CALL  DISCRETION    MANAGERS  SOLE  SHARED    NONE

Wendy's Intl Inc.      COM            950590109     9,236          251,320    SH       Defined       1,2,3,5         251,320

Wendy's Intl Inc.      COM            950590109   143,913        3,916,013    SH       Other       1,2,3,4,5       3,916,013

H.J. Heinz Co.         COM            423074103    22,474          473,440    SH       Defined       1,2,3,5         473,440

H.J. Heinz Co.         COM            423074103   255,455        5,381,400    SH       Other       1,2,3,4,5       5,381,400

Tim Hortons Inc.       COM            88706M103       845           27,464    SH       Defined       1,2,3,5          27,464

Lions Gate Entmnt
   Corp.               COM NEW        535919203     1,113          100,925    SH       Defined       1,2,3,5         100,925

Chemtura Corp.         COM            163893100     6,128          551,531    SH       Defined       1,2,3,5         551,531

Tiffany & Co. NEW      COM            886547108    20,542          387,153    SH       Defined       1,2,3,5         387,153



